Stock-Based Compensation - Schedule of PSU Assumptions (Details) - PSUs	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (in dollars per share)	$ 6.13
Measurement period	30 years
Expected volatility	47.50%
Risk-free rate	1.89%
Vesting hurdle 1 (in dollars per share)	$ 12.50
Vesting hurdle 2 (in dollars per share)	15.00
Vesting hurdle 3 (in dollars per share)	$ 17.50